Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Under the Operating Leases	Future minimum lease payments required under the operating leases are as follows:

Year Ending December 31,
2014	$222,844
2015	191,555
2016	106,983
2017	—

Total	$521,382